UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-21856

OLD RMR ASIA PACIFIC REAL ESTATE FUND

(Exact name of registrant as specified in charter)

400 CENTRE STREET

NEWTON, MASSACHUSETTS 02458

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service of Process)	Copy to:
Michael K. Hoffman, Esq.
Adam D. Portnoy, President	Skadden, Arps, Slate, Meagher & Flom LLP
Old RMR Asia Pacific Real Estate Fund	4 Times Square
400 Centre Street	New York, New York 10036-6522
Newton, Massachusetts 02458
Julie A. Tedesco, Esq.
State Street Bank and Trust Company
4 Copley Place, 5th Floor
Boston, Massachusetts 02116

Registrant’s telephone number, including area code: (617) 332-9530

Date of fiscal year end: December 31

Date of reporting period: June 16, 2009

(the date the registrant ceased operations)

The Fund merged with RMR Asia Pacific Real Estate Fund and ceased operations on June 16, 2009. The Fund has filed an application of de-registration with the Securities and Exchange Commission.

Old RAP Proxy Voting Report July 08 - June 09

01-Jul-2008 To 16-Jun-2009

KLCC PROPERTY HOLDINGS BHD

Security	Y4804V104	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	08-Jul-2008

ISIN	MYL5089OO007	Agenda	701641246 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the Audited financial statements for the FYE 31 MAR 2008 and the reports of the Directors and the Auditors thereon	Management	For	For

2.

Approve the payment of a net dividend of 6.0 sen per share comprising 1.72 sen gross per share less tax of 25% and 4.71 sen dividend per share, tax exempt under the single tier system for the FYE 31 MAR 2008

		Management	For	For

3.	Re-elect Mr. Dato’ Leong Ah Hin @ Leong Swee Kong as a Director, who retires pursuant to the Company’s Articles of Association	Management	For	For

4.	Re-elect Mr. Pragasa Moorthi A/L Krishnasamy as a Director, who retires pursuant to the Company’s Articles of Association	Management	For	For

5.	Re-elect Mr. Hashim Bin Wahir as a Director, who retires pursuant to the Company’s Articles of Association	Management	For	For

6.	Re-appoint Mr. Tunku Tan Sri Dato’ Seri Ahmad Bin Tunku Yahaya as a Director of the Company, until the next AGM, who retires pursuant to Section 129 of the Companies Act, 1965	Management	For	For

7.	Approve the payment of Directors’ fees in respect of the FYE 31 MAR 2008	Management	For	For

8.	Re-appoint Messrs Ernst & Young as the Auditors of the Company and authorize the Directors to fix the Auditors’ remuneration	Management	For	For

Old RMR Asia Pacific Real Estate Fund

CHINA RESOURCES LAND LTD

Security	G2108Y105	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	08-Jul-2008

ISIN	KYG2108Y1052	Agenda	701652249 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve to increase the authorized share capital of the Company from HKD 500,000,000 divided into 5,000,000,000 ordinary shares of HKD 0.10 each in the capital of the Company [Shares] to HKD 700,000,000 divided into 7,000,000,000 Shares by the creation of an additional 2,000,000,000 new shares, such additional new Shares to rank pari passu in all respects with the existing Shares, and authorize any 1 Director of the Company to sign all such documents and to do all such acts or things for or incidental to such purpose

		Management	For	For

2.

Approve the Conditional Sale and Purchase Agreement [the Sale and Purchase Agreement] dated 06 JUN 2007 entered into between Gain Ahead Group Limited [the Vendor], China Resources [Holdings] Company Limited [the Guarantor] and the Company [the Purchaser] [as specified] in relation to, among other matters, the Acquisition [as defined in the circular [the Circular] of the Company to its shareholders dated 27 JUN 2008] [as specified], be hereby approved in all respects and all the transactions contemplated thereby including but not limited to the allotment and issue to the Vendor [or as it may direct] of 675,799,850 ordinary shares of HKD 0.10 each in the capital of the Company at the issue price of HKD 13.34 each credited as fully paid up and ranking pari passu with the existing issued shares of the Company [the Consideration Shares] to the Vendor [or as it may direct] pursuant to the Sale and Purchase Agreement; and authorize the Directors to sign execute, perfect and deliver all such documents and deeds, and do all such actions which are in their opinion necessary, appropriate, desirable or expedient for the implementation and completion of the Sale and Purchase Agreement, the allotment and issue of the Consideration Shares to the Vendor [or as it may direct], all other transactions contemplated under or incidental to the Sale and Purchase Agreement and all other matters incidental thereto or in connection therewith and to agree to the variation and waiver of any of the matters relating thereto that are, in the opinion of the Directors, appropriate, desirable or expedient in the context of the Acquisition and are in the best interests of the Company

		Management	For	For

NIPPON RESIDENTIAL INVESTMENT CORP, TOKYO

Security	J5506A105	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	28-Aug-2008

ISIN	JP3046180000	Agenda	701668836 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Amend Articles to: Amend Articles to: Approve Minor Revisions Related to the New Securities and Exchange Law, and the other related laws and regulations	Management	For	For

2	Appoint an Executive Director	Management	For	For

3	Appoint a Supplementary Executive Director	Management	For	For

4.1	Appoint a Supervisory Director	Management	For	For

4.2	Appoint a Supervisory Director	Management	For	For

KERRY PPTYS LTD HONG KONG

Security	G52440107	Meeting Type	Special General Meeting

Ticker Symbol		Meeting Date	04-Sep-2008

ISIN	BMG524401079	Agenda	701678572 - Management

Item	Proposal	Type	Vote	For/Against Management

1.I	Re-elect Mr. Kuok Khoon Chen as a Director	Management	For	For

1.II	Re-elect Ms. Wong Yu Pok, Marina as a Director	Management	For	For

2.

Ratify and approve the Master Joint Venture [as specified] and the transactions and authorize the Board of Directors of the Company to take all such actions as it considers necessary or desirable to implement the Master Joint Venture Agreement and the transactions

		Management	For	For

CROMWELL GROUP

Security	Q2995J103	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	29-Oct-2008

ISIN	AU000000CMW8	Agenda	701720319 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	To receive and consider the financial reports of Cromwell Group and the reports of the Directors and the Auditor for the YE 30 JUN 2008	Non-Voting

2.	Approve the Company’s remuneration report for the FYE 30 JUN 2008	Management	For	For

3.a	Re-elect Ms. Michelle Mckellar as a Director of the Company, who retires by rotation in accordance with the Company’s Constitution	Management	For	For

3.b	Re-elect Mr. Robert Pullar as a Director of the Company, who retires by rotation in accordance with the Company’s Constitution	Management	For	For

3.c	Elect Mr. Geoffrey Levy as a Director of the Company	Management	For	For

4.

Approve, for the purposes of Listing Rule 10.17 and Article 68.1 of the Constitution of the Company, the maximum aggregate fees payable to the Directors as a whole [other than the Executive Directors] be determined to increase by AUD 200,000 per annum from AUD 500,000 to AUD 700,000 per annum

		Management	For	For

DEXUS PROPERTY GROUP

Security	Q3190P100	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	29-Oct-2008

ISIN	AU000000DXS1	Agenda	701720232 - Management

Item	Proposal	Type	Vote	For/Against Management

	To present the Directors’ report, financial statements and independent auditor-’s report for the FYE 30 JUN 2008	Non-Voting

1.	Elect Ms. Elizabeth Alexander AM as a Director of Dexus Funds Managing Limited	Management	For	For

2.	Elect Mr. Barry Brownjohn as a Director of Dexus Funds Managing Limited	Management	For	For

3.	Elect Mr. Charles B. Leitner as a Director of Dexus Funds Managing Limited	Management	For	For

4.	Elect Mr. Brian Scullin as a Director of Dexus Funds Managing Limited	Management	For	For

5.	Approve to increase in remuneration pool for the Non-Executive Directors of Dexus Funds Management Limited and its holding Company Dexus Holding Private Limited as specified	Management	For	For

6.	Adopt the remuneration report for the FYE 30 JUN 2008	Management	For	For

HANG LUNG PROPERTIES LTD

Security	Y30166105	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	03-Nov-2008

ISIN	HK0101000591	Agenda	701724088 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the financial statements and reports of the Directors and the Auditors for the YE 30 JUN 2008	Management	For	For

2.	Declare a final Dividend	Management	For	For

3.A	Re-elect Dr. Hon Kwan Cheng as a Director	Management	For	For

3.B	Re-elect Mr. Shang Shing Yin as a Director	Management	For	For

3.C	Re-elect Mr. Nelson Wai Leung Yuen as a Director	Management	For	For

3.D	Re-elect Mr. Dominic Chiu Fai Ho as a Director	Management	For	For

3.E	Authorize the Board of Directors to fix the Directors’ fees	Management	For	For

4.	Re-appoint KPMG as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For

5.A

Authorize the Directors of the Company, during the relevant period [as specified], to purchase its shares in the capital of the Company on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other stock exchange recognized for this purpose by the Securities and Futures Commission and the Stock Exchange under the Hong Kong Code on Share Repurchases, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next meeting of the Company or the expiration of the period within which the next meeting of the Company is required by Law to be held]

		Management	For	For

5.B

Authorize the Directors of the Company, pursuant to Section 57B of the Companies Ordinance, to allot, issue and deal with additional shares in the capital of the Company to allot issue or options, warrants or similar rights to subscribe for any shares or such convertible securities and to make or grant offers, agreements and options, during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution and if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company set out as Resolution No. 5.C as specified, the nominal amount of the share capital of the Company repurchased by the Company subsequent to the passing of this Resolution, up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution, and the said approval shall be limited accordingly, otherwise than pursuant to: i) a Rights Issue [as specified]; ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares of the Company; iii) any Option Scheme or similar arrangement for the time being adopted for the grant or issue of shares or rights to acquire shares of the Company, or iv) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company

		Management	For	For

5.C	Authorize the Directors of the Company to exercise the powers of the Company referred to in Resolution No. 5.B, in respect of the share capital of the Company referred to in such resolution	Management	For	For

CHARTER HALL GROUP

Security	Q2308A138	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	10-Nov-2008

ISIN	AU000000CHC0	Agenda	701729139 - Management

Item	Proposal	Type	Vote	For/Against Management

	The 2008 annual report of Charter Hall Group	Non-Voting

1.	Re-elect Mr. Kerry Roxburgh as a Director of CHL, who retires in accordance with the Constitution	Management	For	For

2.	Re-elect Mr. Roy Woodhouse as a Director of CHL, who retires in accordance with the Constitution	Management	For	For

3.

Approve, for the purposes of Rule 43(b) of the Constitution and Listing Rule 10.17, to increase the maximum aggregate remuneration that may be paid to all of the Non-Executive Directors of CHL for their services as Non-Executive Directors of CHL from AUD 551,250 per annum to the sum of AUD 575,000 per annum

		Management	For	For

4.

Approve to issue the stapled securities to the Directors under any employee incentive or Stapled Securities ownership Plan [including, but not limited to, the ELSP and Performance Rights] which are or have been approved by security holders be excluded from the limit set in the Charter Hall PDS, which currently prevents the issue of more than 10% [cumulative] of issued capital to any employee incentive or Stapled Securities ownership Plan

		Management	For	For

5.

Approve, for all purposes under the Corporations Act and the Listing Rules [including the purposes of Exception 9 in Listing Rule 7.2] the issue of up to a maximum 6,923,076 Trust units at a price of AUD 1.04 per unit under the ELSP to Mr. David Southon

		Management	For	For

6

Approve, for all purposes under the Corporations Act and the Listing Rules [including the purposes of Exception 9 in Listing Rule 7.2] the issue of up to a maximum 6,923,076 Trust units at a price of AUD 1.04 per unit under the ELSP to Mr. David Harrison

		Management	For	For

7.

Approve, for all purposes under the Corporations Act and the Listing Rules [including the purposes of Exception 9 in Listing Rule 7.2] the issue of up to a maximum 865,384 Trust units at a price of AUD 1.04 per unit under the ELSP to Mr. Cedric Fuchs

		Management	For	For

8.	Approve, for all purposes under the Corporations Act and the Listing Rules [including the purposes of Exception 9 in Listing Rule 7.2] the issue of 403,846 Performance Rights to Mr. David Southon	Management	For	For

9.	Approve, for all purposes under the Corporations Act and the Listing Rules [including the purposes of Exception 9 in Listing Rule 7.2] the issue of 403,846 Performance Rights to Mr. David Harrison	Management	For	For

10.	Approve, for all purposes under the Corporations Act and the Listing Rules [including the purposes of Exception 9 in Listing Rule 7.2] the issue of 50,481 Performance Rights to Mr. Cedric Fuchs	Management	For	For

11.

Approve to modify the performance conditions attached to the Trust Units previously issued to Messrs. Southon, Harrison and Fuchs [as approved at the respective AGM] vesting in 2009 and 2010 to align them more closely with those of the proposed allocation of Trust Units for FY 2009

		Management	For	For

S.12

Ratify, for all purposes including the purposes of Listing Rule 7.1 and ASIC Class Order 05/026, the issue of Stapled Securities issued to Macquarie Capital Advisers Limited, as underwriter of the DRP, for the distribution period ended 30 JUN 2008

		Management	For	For

13.	Adopt the remuneration report for the YE 30 JUN 2008	Management	For	For

MIRVAC GROUP

Security	Q62377108	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	14-Nov-2008

ISIN	AU000000MGR9	Agenda	701730928 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	To receive the financial reports of the Mirvac Group and MPT and the Directors-’ reports and the Independent Audit report for each entity for the YE 30 JUN 2-008	Non-Voting

2.a	Re-elect Mr. Peter Hawkins as a Director of the Mirvac Limited, who retires by rotation in accordance with Clause 10.3 of the Mirvac Limited’s Constitution	Management	For	For

2.b	Re-elect Ms. Penelope Morris AM as a Director of the Mirvac Limited, who retires by rotation in accordance with Clause 10.3 of the Mirvac Limited’s Constitution	Management	For	For

3.	Adopt the remuneration report of the Mirvac Limited for the YE 30 JUN 2008	Management	Abstain	Against

4.

Approve, to increase with effect from 01 JUL 2008 the remuneration of Non-Executive Directors of the Mirvac Limited for services provided to the Mirvac Limited or to any of its controlled entities by AUD 250,000 per annum to an aggregate maximum sum of AUD 1,450,000 per annum, with such remuneration to be divided among the Non-Executive Directors in such proportion and manner as the Director agree [or in default of agreement, equally]

		Management	Against	Against

5.

Approve, for all purposes, including for the purposes of ASX Listing Rule 10.14 and the provision of financial assistance [if any] by Mirvac Group, to the participation by Mr. Nicholas Collishaw [Managing Director] in Mirvac Group’s Long Term Performance Plan on the terms of that Plan and as specified

		Management	For	For

6.	Amend the Distribution Reinvestment Plan Rule 6.4 as specified	Management	Abstain	Against

S.7.A

Ratify and approve for purposes of the Constitution of the Mirvac Property Trust ARSN 086 780 645, ASX Listing Rule 7.4 and for all other purposes, the issue of 57,692,307 stapled securities to Nakheel Investment (Australia) Pty Ltd and its related entities pursuant to a capital placement

		Management	For	For

S.7.B

Ratify and approve for purposes of the Constitution of the Mirvac Property Trust ARSN 086 780 645, ASX Listing Rule 7.4 and for all other purposes, the issue of 21,317,910 stapled securities to J. P. Morgan Australia Limited as underwriter of the Group’s Distribution Reinvestment Plan

		Management	For	For

PEET LTD

Security	Q73763106	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	19-Nov-2008

ISIN	AU000000PPC5	Agenda	701734508 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	To receive and consider the financial report of the Company and the reports of-the Directors and Auditors for the FYE 30 JUN 2008	Non-Voting

2.A	Re-elect Mr. Stephen Francis Higgs as a Director of the Company, who retires by rotation under Rule 8.1(d) of the Company’s constitution	Management	For	For

2.B	Re-elect Mr. Anthony Wayne Lennon as a Director of the Company, who retires by rotation under Rule 8.1(d) of the Company’s constitution	Management	For	For

3.	Adopt the Company’s remuneration report for the YE 30 JUN 2008	Management	Abstain	Against

4.

Approve, for the purposes of Section 208 of the Corporation Act 2001 [Cth], and exception 9 under ASX Listing Rule 7.2 as an exception to ASX Listing Rule 7.1, to issue securities under the Peet Limited Performance Rights Plan as specified

		Management	For	For

5.

Approve, for the purposes of Section 208 of the Corporation Act 2001 [Cth], and ASX Listing Rule 10.14, to grant 120,000 performance rights to Mr. Brendan Gore [a Director of the Company] under the Peet Limited Performance Rights Plan on the terms and conditions as specified

		Management	For	For

6.

Approve, for the purposes of Section 208 of the Corporation Act 2001 [Cth], and ASX Listing Rule 10.14, to grant 35,000 performance rights to Mr. Anthony James Lennon [as a Director of the Company] under the Peet Limited Performance Rights Plan, on the terms and conditions as specified

		Management	For	For

7.

Approve, for the purposes of Section 208 of the Corporation Act 2001 [Cth], and ASX Listing Rule 10.14, the issue of 1,300,000 options exercisable any time after the 4 year anniversary of the granting of the options but not later than the 6 year anniversary of the granting of the options to Mr. Brendan Gore, [a Director of the Company] under the Company’s Employee Share Option Plan or otherwise, on the terms and conditions as specified

		Management	For	For

8.

Approve, for the purposes of Section 208 of the Corporation Act 2001 [Cth], and ASX Listing Rule 10.14, to issue of 400,000 options exercisable any time after the 4 year anniversary of the granting of the options but not later than the 6 year anniversary of the granting of the options to Mr. Anthony James Lennon, [a Director of the Company] under the Company’s Employee Share Option Plan or otherwise, on the terms and conditions as specified

		Management	For	For

FKP PROPERTY GROUP

Security	Q3930V102	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	28-Nov-2008

ISIN	AU000000FKP9	Agenda	701745878 - Management

Item	Proposal	Type	Vote	For/Against Management

	Receive and consider/discuss the financial report, the Directors’ report and the Auditor’s report for the FKP Property Group, the Company and the Trust for-the YE 30 JUN 2008	Non-Voting

1.	Re-elect Mr. Philip Parker as a Director, who retires by rotation in accordance with the Clause 10.3 of the Company’s Constitution	Management	For	For

2.	Re-elect Mr. David Crombie as a Director, who retires by rotation in accordance with the Clause 10.3 of the Company’s Constitution	Management	For	For

3.	Re-elect Mr. Tze Hien Chung as a Director, who retires by rotation in accordance with the Clause 10.8 of the Company’s Constitution	Management	For	For

4.	Re-elect Mr. Jim Frayne as a Director, who retires by rotation in accordance with the Clause 10.8 of the Company’s Constitution	Management	For	For

5.	Re-elect Mr. Denis Hickey as a Director, who retires by rotation in accordance with the Clause 10.8 of the Company’s Constitution	Management	For	For

6.	Adopt, for the purposes of Section 250R(2) of the Corporation Act and for all other purposes, the remuneration report for the YE 30 JUN 2008	Management	Abstain	Against

7.

Approve and ratify, for all purposes under the Corporations Act and the Listing Rules, including Listing Rule 7.4, the issue of 14,085,190 stapled securities to Stockland Retirement Pty Limited on 15 OCT 2008

		Management	For	For

NEW WORLD CHINA LAND LTD NWCL

Security	G6493A101	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	02-Dec-2008

ISIN	KYG6493A1013	Agenda	701756364 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the audited Financial Statements and the reports of the Directors and Auditor for the YE 30 JUN 2008	Management	For	For

2.	Declare a final dividend	Management	For	For

3.A	Re-elect Mr. Doo Wai-hoi, William as Director	Management	For	For

3.B	Re-elect Mr. Leung Chi-kin, Stewart as Director	Management	For	For

3.C	Re-elect Mr. Chow Yu-chun, Alexander as Director	Management	For	For

3.D	Re-elect Mr. Tien Pei-chun, James as Director	Management	For	For

3.E	Authorize the Board of Directors to fix the Directors’ remuneration	Management	For	For

4.	Re-appoint PricewaterhouseCoopers as Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For

5.1

Authorize the Directors of the Company to allot and issue additional shares in the capital of the Company and to make or grant offers, agreements and options during and after the relevant period, not exceeding 20% of the aggregate nominal amount of the issued share capital of the Company in issue as at the date of passing of this resolution otherwise than pursuant to: i) a Rights issue; ii) an issue of shares as scrip dividends pursuant to the Articles of Association of the Company from time to time; iii) an issue of shares under any option scheme or similar arrangement for the time being adopted for the grant or issue to employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or iv) an issue of shares upon conversion by the bondholders of their bonds into shares of the Company in accordance with the terms and conditions of an issue of convertible guaranteed bonds by the Company or a special purpose subsidiary wholly owned by the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by applicable law or the Articles of Association of the Company to be held]

		Management	For	For

5.2

Authorize the Directors of the Company to repurchase issued shares in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited [Stock Exchange] or any other stock exchange on which the shares of the Company may be listed and which recognized by the Securities and Futures Commission and the Stock Exchange for such purpose, subject to and in accordance with Cayman Islands Law and all applicable laws and/or the Rules Governing the Listing of Securities on the Stock Exchange or the rules of any other stock exchange or rules

		Management	For	For

of any other stock exchange as amended from time to time, not exceeding 10% of the aggregate nominal amount of the issued share capital of the Company; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by applicable law or the Articles of Association of the Company to be held]

5.3

Approve, conditional upon the passing of Resolutions 5.1 and 5.2, to extend the general mandate granted to the Directors of the Company pursuant to ordinary resolution No.1 as specified to the aggregate nominal value of the share capital of the Company which may be allotted or agreed to be allotted by the Directors pursuant to such general mandate of an amount representing the aggregate nominal value of the shares repurchased by the Company pursuant to the authority to repurchase shares granted pursuant to ordinary resolution No. 2 as specified and such extended amount shall not exceed 10% of the aggregate nominal value of share capital of the Company in issue as at the date of this resolution

	Management	For	For

SUN HUNG KAI PROPERTIES LTD

Security	Y82594121	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	04-Dec-2008

ISIN	HK0016000132	Agenda	701731451 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the audited financial statements and the reports of the Directors and the Auditors for the YE 30 JUN 2008	Management	For	For

2.	Declare the final dividend	Management	For	For

3.I.A	Re-elect Madam Kwong Siu-Hing as a Director	Management	For	For

3.I.B	Re-elect Dr. Cheung Kin-Tung, Marvin as a Director	Management	For	For

3.I.C	Re-elect Dr. Lee Shau-Kee as a Director	Management	For	For

3.I.D	Re-elect Mr. Kwok Ping-Sheung, Walter as a Director	Management	For	For

3.I.E	Re-elect Mr. Kwok Ping-Luen, Raymond as a Director	Management	For	For

3.I.F	Re-elect Mr. Chan Kai-Ming as a Director	Management	For	For

3.I.G	Re-elect Mr. Wong Yick-Kam, Michael as a Director	Management	For	For

3.I.H	Re-elect Mr. Wong Chik-Wing, Mike as a Director	Management	For	For

3.II

Approve to fix the Directors’ fees [the proposed fees to be paid to each Director, each Vice Chairman and the Chairman for the FY ending 30 JUN 2009 are HKD100,000, HKD110,000 and HKD120,000 respectively]

		Management	For	For

4.	Re-appoint the Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For

5.

Authorize the Directors of the Company [the Directors] during the relevant period to repurchase shares of the Company and the aggregate nominal amount of the shares which may be repurchased on The Stock Exchange of Hong Kong Limited or any other stock exchange recognized for this purpose by the Securities and Futures Commission of Hong Kong and The Stock Exchange of Hong Kong Limited under the Hong Kong Code on Share Repurchases pursuant to the approval in this resolution shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution; [Authority expires at the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by its Articles of Association or by the laws of Hong Kong to be held]

		Management	For	For

6.

Authorize the Directors, subject to this resolution, to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements, options and warrants which might require during and after the end of the relevant period and the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] by the Directors pursuant to the approval in this resolution, otherwise than pursuant to, i) a rights issue, ii) any option scheme or similar arrangement for the time being adopted for the grant or issue to Officers and/or Employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company, iii) any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company, shall

		Management	For	For

not exceed the aggregate of: 10% ten per cent of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution plus; [if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company] the nominal amount of share capital of the Company repurchased by the Company subsequent to the passing of this resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution], and the said approval shall be limited accordingly; [Authority expires at the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by its Articles of Association or by the laws of Hong Kong to be held]

7.	Authorize the Directors to exercise the powers of the Company referred to Resolution 6 convening this meeting in respect of the share capital of the Company referred to in such resolution	Management	For	For

KERRY PPTYS LTD HONG KONG

Security	G52440107	Meeting Type	Special General Meeting

Ticker Symbol		Meeting Date	08-Dec-2008

ISIN	BMG524401079	Agenda	701769688 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve and ratify the Supplemental Agreement [as specified]; and authorize the Board of Directors of the Company to take all such actions as it considers necessary or desirable to implement the Supplemental Agreement and the transactions, for the purposes of this resolution, the terms Supplemental Agreement and transactions shall have the same definitions as defined in the circular to the shareholders of the Company dated 18 NOV 2008

		Management	For	For

DEXUS PROPERTY GROUP

Security	Q3190P100	Meeting Type	Ordinary General Meeting

Ticker Symbol		Meeting Date	06-Feb-2009

ISIN	AU000000DXS1	Agenda	701796875 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve, for the purposes of ASX Listing Rule 7.1 and 7.4, the issue of 391,705,664 stapled securities, each comprising a unit in each of Dexus Diversified Trust, Dexus Industrial Trust, Dexus Office Trust and Dexus Operations Trust, [Stapled Security] to creation institutional and sophisticated investors at AUD 0.77 per Stapled Security issued on 09 DEC 2008 as specified

		Management	For	For

S.2

Authorize, for the purposes of ASX Listing Rule 7.1, ASIC class 05/26 and for all other purposes, the Dexus Property Group and the Directors of the Dexus Funds Management Limited, as responsible entity for the Dexus Diversified Trust, Dexus Industrial Trust, Dexus Office Trust and Dexus Operations Trust [Trusts], to issue stapled securities, each comprising a unit in each of the Trusts, [Stapled Securities] to an underwriter of persons procured by an underwriter within a period of 24 months from the date of this meeting in connection with any issue of Stapled Securities under the Dexus property Group distribution reinvestment plan

		Management	For	For

S.3

Amend the constitutions of each of Dexus Diversified Trust, Dexus Industrial Trust, Dexus Office Trust and Dexus Operations Trust [Trusts] in accordance with the provisions of the supplemental deed polls as specified; and authorize the Dexus Funds Management Limited, as responsible entity for each of the Trusts, to execute a supplemental deed poll for each of the Trusts, in the same form as the supplemental deed poll annexed, and lodge them with ASIC to give effect to the amendments to the Constitutions of the Trusts

		Management	For	For

CHAMPION REAL ESTATE INVESTMENT TRUST

Security	Y1292D109	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	09-Mar-2009

ISIN	HK2778034606	Agenda	701815170 - Management

Item	Proposal	Type	Vote	For/Against Management

S.1

Amend, pursuant to Clause 31.1 of the trust deed constituting Champion REIT dated 26 APR 2006 [as supplemented by a first supplemental deed dated 05 DEC 2006 and a second supplemental deed dated 04 FEB 2008] [the Trust Deed] entered into between Eagle Asset Management (CP) Limited, as the Manager [the REIT Manager] of Champion REIT, and HSBC Institutional Trust Services (Asia) Limited, as trustee of Champion REIT [the Trustee]: the definition of “Distribution Calculation Date” in the Clause 1.1 of the Trust Deed to be deleted in its entirety and replaced with the text as specified, the Clause 1.1 of the Trust Deed by inserting the specified definitions immediately after the definition of Significant Holder, the Clause 20.1 of the Trust Deed to be deleted in its entirety and be replaced with the text as specified; authorize the REIT Manager, any Director of the REIT Manager and the Trustee each, to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such the Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon in this Resolution

		Management	Abstain	Against

S.2

Amend, pursuant to Clause 31.1 of the Trust Deed: the Clause 7.1.5 of the Trust Deed to be deleted in its entirety and be replaced with the text as specified, the Clause 7.1.6(i)(a)(3) of the Trust Deed as specified, the Clause 7.1.6(i)(a) of the Trust Deed by inserting the specified new paragraph immediately after Clause 7.1.6(i)(a)(3) of the Trust Deed as the new Clause 7.1.6(i)(a)(4), the Clause 7.1.6(i)(a)(4) of the Trust Deed by inserting the words as specified and renumbered as the new Clause 7.1.6(i)(a)(5), Clause 7.2.6 of the Trust Deed by inserting the words “pursuant to Clause 7.1.5” immediately after the words “In relation to any rights issue” and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such the Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon this resolution

		Management	Abstain	Against

S.3

Amend, pursuant to Clause 31.1 of the Trust Deed: the Clause 20.9 of the Trust Deed to be deleted in its entirety and be replaced with the text as specified, the Clause 7.1.6 of the Trust Deed by inserting the specified new paragraph immediately after the new Clause 7.1.6(i)(a)(5) of the Trust Deed as the new Clause 7.1.6(i)(a)(6) as specified and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon in this Resolution

	Management	Abstain	Against

S.4

Amend, pursuant to Clause 31.1 of the Trust Deed, the Clause 11.4.2 of the Trust Deed to be deleted in its entirety and be replaced with the text as specified, the Clause 11.4.4 of the Trust Deed to be deleted in its entirety and replaced with the text as specified and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon in this Resolution

	Management	Abstain	Against

S.5

Amend, pursuant to Clause 31.1 of the Trust Deed: the Clause 7.1 of the Trust Deed by inserting the specified new Clause immediately after Clause 7.1.8 of the Trust Deed, the Clause 7.1.6(iii) of the Trust Deed by deleting the words “For the purposes of this Clause 7.1.6, 7.1.7, 7.2.2 and 7.2.3” and replacing the same with the text as specified, the Clause 7.1.7(iii) of the Trust Deed by deleting the full stop at the end of Clause 7.1.7(iii) and replacing as specified and the Clause 7.1.7 of the Trust Deed by inserting the specified new paragraphs after Clause 7.1.7(iii), as the new Clauses 7.1.7(iv), 7.1.7(v) and 7.1.7(vi), the excess application and the taking up of pro rata entitlements by the Connected Person in respect of a pro rata issue of Units and/or Convertible Instruments under Clause 7.1.5 or an open offer by the Trust, or Units are issued to a Connected Person pursuant to a reinvestment of distribution in accordance with Clause 20.9 as specified and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such the Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon in this Resolution

	Management	Abstain	Against

S.6

Amend, pursuant to Clause 31.1 of the Trust Deed, the definition of “Special Purpose Vehicle” in Clause 1.1 of the Trust Deed to be deleted in its entirety and replaced with the text as specified; the Clause 1 of the Trust Deed by inserting the specified text after Clause 1.9, as new Clause 1.10, the Clause 15.2.1 of the Trust Deed by replacing the words “by way of shareholding in” with the word “through” and deleting the words “which are unlisted corporations” and the Clause 15.5.1 to be deleted in its entirety and replaced with the text as specified; and authorize the REIT

	Management	Abstain	Against

Manager, any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such the Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon in this Resolution

S.7

Amend, pursuant to Clause 31.1 of the Trust Deed, for Clause 15.5.2 of the Trust Deed to be deleted in its entirety and replaced with the text as specified; authorize the REIT Manager, any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon in this Resolution

	Management	Abstain	Against

S.8

Amend, pursuant to Clause 31.1 of the Trust Deed, the specified sentence to be inserted after the first sentence of Clause 6.5.2 of the Trust Deed, the specified sentence to be inserted as the final sentence of Clause 6.5.2 of the Trust Deed and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon in this Resolution

	Management	Abstain	Against

S.9

Amend, pursuant to Clause 31.1 of the Trust Deed, for Clause 6.7.2 of the Trust Deed to be deleted in its entirety and replaced with the text as specified and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon in this Resolution

	Management	Abstain	Against

S.10

Amend, pursuant to Clause 31.1 of the Trust Deed, for Clause 17.1 of the Trust Deed to be deleted in its entirety and replaced with the text as specified; authorize the REIT Manager, any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon in this Resolution

	Management	Abstain	Against

S.11

Amend, pursuant to Clause 31.1 of the Trust Deed, to insert immediately after the words “effecting of such borrowing or raising the amount thereof” in Clause 16.3.1 of the Trust Deed and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such the Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon in this Resolution

	Management	Abstain	Against

S.12

Amend, pursuant to Clause 31.1 of the Trust Deed, for Clause 8.2 of the Trust Deed to be deleted in its entirety and replaced with the text as specified; and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon in this Resolution

	Management	Abstain	Against

S.13

Amend, pursuant to Clause 31.1 of the Trust Deed, the Clause 24.5 of the Trust Deed to be deleted in its entirety and replaced with the text as specified; and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon in this Resolution

	Management	Abstain	Against

S.14

Amend, pursuant to Clause 31.1 of the Trust Deed, the definition of “Issue Price” in Clause 1.1 of the Trust Deed to be deleted in its entirety and replaced with the text as specified, the Clause 18.5.2 of the Trust Deed by deleting the words “Clause 7.2.4” and replacing the same with the words Clause 7.2.5, the Clause 18.5 of the Trust Deed by inserting the specified new paragraph immediately after Clause 18.5.2 of the Trust Deed, the Clause 11.1.3 of the Trust Deed by inserting the words “or any other limit or threshold provided for in any applicable laws or regulations [including the Code] is exceeded which may result in a breach of, or non-compliance with, any such applicable laws or regulations or in the imposition of any mandatory offer obligation” immediately after the words “and Holders’ approval is not obtained” and authorize the REIT Manager, any Director of the REIT Manager and the Trustee each to complete and do or cause to be done all such acts and things [including executing all such documents as may be required] as the REIT Manager, such the Director of the REIT Manager or the Trustee, as the case may be, may consider expedient or necessary or in the interests of Champion REIT to give effect to the matters resolved upon in this Resolution

	Management	Abstain	Against

1.

Amend the distribution policy of Champion REIT such that the REIT Manager may distribute to Unit holders an amount of not less than 90% of Champion REIT’s annual distributable income [as specified in the Trust Deed] for each FY commencing from 01 JAN 2009 and for all subsequent financial years until further notice

	Management	Abstain	Against

2.

Approve a mandate to purchase Units be given to the REIT Manager subject to the “Circular to Management Companies of SFC-authorized Real Estate Investment Trusts” issued on 31 JAN 2008 by the Securities and Futures Commission of Hong Kong [the SFC] as specified, the exercise by the REIT Manager during the Relevant Period [as specified] of all powers of the REIT Manager to purchase units [Units, each a Unit] in Champion REIT on behalf of Champion REIT on The Stock Exchange of Hong Kong Limited [the SEHK], subject to and in accordance with the Trust Deed [as may be amended and supplemented from time to time], the Code on Real Estate Investment Trusts [the REIT Code], the guidelines issued by the SFC from time to time, applicable rules and regulations, and the laws of Hong Kong; the aggregate number of Units which may be purchased or agreed to be purchased by the REIT Manager pursuant to the approval in

	Management	Abstain	Against

this resolution during the relevant period shall not exceed 10% of the aggregate number of issued Units as at the date of the passing of this Resolution; [Authority expires the earlier of the conclusion of the next AGM of Unitholders or the expiration of the period within which the meeting referred to in this Resolution is required to be held under the Trust Deed, the REIT Code or any applicable Laws]

NIPPON BUILDING FUND INC, TOKYO

Security	J52088101	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	12-Mar-2009

ISIN	JP3027670003	Agenda	701804937 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Amend Articles to: Approve Minor Revisions, Approve Minor Revisions Related to the Updated Laws and Regulaions	Management	Abstain	Against

2.1	Appoint an Executive Director	Management	For	For

2.2	Appoint an Executive Director	Management	For	For

2.3	Appoint a Supervisory Director	Management	For	For

2.4	Appoint a Supervisory Director	Management	For	For

2.5	Appoint a Supervisory Director	Management	For	For

2.6	Appoint a Supervisory Director	Management	For	For

SHOEI COMPANY, LIMITED

Security	J74530106	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	24-Mar-2009

ISIN	JP3360800001	Agenda	701827529 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Amend the Articles of Incorporation	Management	Did not vote

2.1	Appoint a Director	Management	Did not vote

2.2	Appoint a Director	Management	Did not vote

2.3	Appoint a Director	Management	Did not vote

2.4	Appoint a Director	Management	Did not vote

2.5	Appoint a Director	Management	Did not vote

2.6	Appoint a Director	Management	Did not vote

2.7	Appoint a Director	Management	Did not vote

2.8	Appoint a Director	Management	Did not vote

2.9	Appoint a Director	Management	Did not vote

KERRY PPTYS LTD HONG KONG

Security	G52440107	Meeting Type	Special General Meeting

Ticker Symbol		Meeting Date	31-Mar-2009

ISIN	BMG524401079	Agenda	701831489 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve the Master Joint Venture Agreement; and authorize the Board to take all such actions as it considers necessary or desirable to implement the Master Joint Venture Agreement and the transactions	Management	Did not vote

COMMONWEALTH PROPERTY OFFICE FUND

Security	Q27075102	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	07-Apr-2009

ISIN	AU000000CPA7	Agenda	701859437 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve, for the purposes of ASX Listing Rules 7.1 and 7.4, the issue of 240,545,859 ordinary units in CPA to Institutional Investors as specified	Management	For	For

S.2	Amend the Constitution of Commonwealth Property Office Fund by adding a new Clause 6.4, the terms of which are as specified	Management	For	For

TOKYU REIT INC, TOKYO

Security	J88914106	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	15-Apr-2009

ISIN	JP3044510000	Agenda	701836388 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Amend Articles to: Approve Minor Revisions Related to the Updated Laws and Regulaions, Expand Investment Lines	Management	Abstain	Against

2	Appoint an Executive Director	Management	For	For

3.1	Appoint a Supervisory Director	Management	For	For

3.2	Appoint a Supervisory Director	Management	For	For

CAPITALAND LTD

Security	Y10923103	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	23-Apr-2009

ISIN	SG1J27887962	Agenda	701859766 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the Directors report and audited financial statements for the YE 31 DEC 2008 and the Auditors report thereon	Management	For	For

2.	Declare a first and final 1-tier dividend of SGD 0.055 per share and a special 1-tier dividend of SGD 0.015 per share for the year ended 31 DEC 2008	Management	For	For

3.	Approve the Directors fees of SGD 1,137,555 for the YE 31 DEC 2008, [2007: SGD 1,323,900]	Management	For	For

4.1	Re-appoint Dr. Hu Tsu Tau as a Director, who retires under Section 153[6] of the Companies Act, Chapter 50 of Singapore,to hold office from the date of this AGM until the next AGM	Management	For	For

4.2	Re-appoint Mr. Lim Chin Beng as a Director, who retires under Section 153[6] of the Companies Act, Chapter 50 of Singapore, to hold office from the date of this AGM until the next AGM	Management	For	For

4.3	Re-appoint Mr. Richard Edward Hale as a Director, who retires under Section 153[6] of the Companies Act, Chapter 50 of Singapore, to hold office from the date of this AGM until the next AGM	Management	For	For

5.1	Re-elect Mr. James Koh Cher Siang as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	Management	For	For

5.2	Re-elect Mrs. Arfat Pannir Selvam as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	Management	For	For

5.3	Re-elect Prof. Kenneth Stuart Courtis as a Director, who retires by rotation pursuant to Article 95 of the Articles of Association of the Company	Management	For	For

6.	Re-appoint Messrs KPMG LLP as Auditors of the Company and authorise the Directors to fix their remuneration.	Management	For	For

7.	Transact other business	Non-Voting

8.A

Authorize the Directors of the Company pursuant to Section 161 of the Companies Act, Chapter 50 of Singapore, to: issue shares in the capital of the Company [shares] whether by way of rights, bonus or otherwise; and/or make or grant offers, agreements or options [collectively, Instruments that might or would require shares to be issued, including but not limited to the creation and issue of as well as adjustments to warrants, debentures or other instruments convertible into shares, at any time and upon such terms and conditions and for such purposes and to such persons as the Directors may in their absolute discretion deem fit, and [notwithstanding the authority conferred by this Resolution may have ceased to be in force] issue shares in pursuance of any Instrument made or granted by the Directors while this Resolution was in force, provided that: the aggregate number of shares to be issued pursuant to this Resolution [including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution] does not exceed 50% of the total number of issued shares [excluding treasury shares] in the capital of the Company [as calculated in accordance with this Resolution], of which the

		Management	For	For

aggregate number of shares to be issued other than on a pro rata basis to shareholders of the Company [including shares to be issued in pursuance of Instruments made or granted pursuant to this Resolution] does not exceed 10% of the total number of issued shares [excluding treasury shares] in the capital of the Company [as calculated in accordance with this Resolution]; [subject to such manner of calculation as may be prescribed by the Singapore Exchange Securities Trading Limited [SGX-ST] for the purpose of determining the aggregate number of shares that may be issued under this Resolution, the total number of issued shares [excluding treasury shares] shall be based on the total number of issued shares [excluding treasury shares] in the capital of the Company at the time this Resolution is passed, after adjusting for: new shares arising from the conversion or exercise of any convertible securities or share options or vesting of share awards which are outstanding or subsisting at the time this Resolution is passed; and any subsequent bonus issue, consolidation or subdivision of shares; in exercising the authority conferred by this Resolution, the Company shall comply with the provisions of the Listing Manual of the SGX-ST for the time being in force [unless such compliance has been waived by the SGX- ST] and the Articles of Association for the time being of the Company; [Authority expires the earlier or at the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held];

8.B

Authorize the Directors to grant awards in accordance with the provisions of the CapitaLand Performance Share Plan [Performance Share Plan] and/or the CapitaLand Restricted Stock Plan [Restricted Stock Plan]; and to allot and issue from time to time such number of shares in the Company as may be required to be issued pursuant to the exercise of options under the CapitaLand Share Option Plan and/or such number of fully paid shares in the Company as may be required to be issued pursuant to the vesting of awards under the Performance Share Plan and/or the Restricted Stock Plan, provided that: the aggregate number of shares to be issued pursuant to options granted under the CapitaLand Share Option Plan and the vesting of awards granted or to be granted under the Performance Share Plan and the Restricted Stock Plan shall not exceed 15% of the total number of issued shares [excluding treasury shares] in the capital of the Company from time to time; and the aggregate number of new shares under awards which may be granted pursuant to the Performance Share Plan and the Restricted Stock Plan; [Authority expires during the period commencing from the date of this AGM and ending on the date of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held], shall not exceed 2% of the total number of issued shares [excluding treasury shares] in the capital of the Company from time to time

	Management	Abstain	Against

CAPITALAND LTD

Security	Y10923103	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	23-Apr-2009

ISIN	SG1J27887962	Agenda	701859778 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Authorize the Directors of the Company and approve the [the Share Purchase Mandate], for the purposes of Sections 76C and 76E of the Companies Act, Chapter 50 [the Companies Act], to purchase or otherwise acquire ordinary shares in the capital of the Company [Shares] not exceeding in aggregate the Maximum Limit [as hereafter defined), at such price or prices as may be determined by the Directors from time to time up to the Maximum Price [as hereafter defined], whether by way of: [i] market purchase[s] on the Singapore Exchange Securities Trading Limited [SGX-ST] and/or any other stock exchange on which the Shares may for the time being be listed and quoted [Other Exchange]; and/or[ii] off-market purchase[s] [if effected otherwise than on the SGX-ST or, as the case may be, Other Exchange] in accordance with any equal access scheme[s] as may be determined or formulated by the Directors as they consider fit, which scheme[s] shall satisfy all the conditions prescribed by the Companies Act, and otherwise in accordance with all other laws and regulations and rules of the SGX-ST or, as the case may be, Other Exchange as may for the time being be applicable; [Authority expires the earlier of the date on which the next Annual General Meeting of the Company is held; or the date by which the next Annual General Meeting of the Company is required by law to be held and authorize the Directors of the Company and/or any of them to complete and do all such acts and things [including executing such documents as may be required] as they and/or he may consider expedient or necessary to give effect to the transactions contemplated and/or authorized by this Resolution

		Management	For	For

SINGAPORE LAND LTD

Security	V80978113	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	24-Apr-2009

ISIN	SG1S69002321	Agenda	701895445 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the Directors’ report and audited financial statements for the YE 31 DEC 2008	Management	For	For

2.	Declare a first and final dividend of 20 cents per share tax exempt [1-tier] for the YE 31 DEC 2008	Management	For	For

3.	Approve the Directors’ fees of SGD 336,500 for the YE 31 DEC 2008	Management	For	For

4.a	Re-elect Mr. Lim Hock San as a Director, who retires by rotation pursuant to Article 104 of the Articles of Association of the Company	Management	For	For

4.b	Re-elect Mr. Gn Hiang Meng as a Director, who retire by rotation pursuant to Article 104 of the Articles of Association of the Company	Management	For	For

4.c	Re-elect Mr. Wee Ee Lim as a Director, who retire by rotation pursuant to Article 104 of the Articles of Association of the Company	Management	For	For

4.d	Re-elect Mr. Perry L. Pe as a Director, who retire by rotation pursuant to Article 104 of the Articles of Association of the Company	Management	For	For

5.a	Re-appoint Dr. Wee Cho Yaw as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50, to hold office from the date of this AGM until the next AGM	Management	For	For

5.b	Re-appoint Dr. John Gokongwei, Jr. as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50, to hold office from the date of this AGM until the next AGM	Management	For	For

5.c	Re-appoint Mr. Tan Boon Teik as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50, to hold office from the date of this AGM until the next AGM	Management	For	For

5.d	Re-appoint Mr. Hwang Soo Jin as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50, to hold office from the date of this AGM until the next AGM	Management	For	For

5.e	Re-appoint Mr. Roberto R. Romulo as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50, to hold office from the date of this AGM until the next AGM	Management	For	For

5.f

Re-appoint Mr. Gabriel C. Singson, Alternate Director to Mr. Perry L. Pe as a Director, who retires under Section 153(6) of the Companies Act, Chapter 50, to hold office from the date of this AGM until the next AGM

		Management	For	For

6.	Re-appoint Messrs PricewaterhouseCoopers LLP as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For

7.

Authorize the Directors of the Company, pursuant to Section 161 of the Companies Act, Chapter 50, and subject to the Listing Rules, guidelines and directions [‘Listing Requirements’] of the Singapore Exchange Securities Trading Limited (“SGX-ST”), to issue shares in the capital of the Company [Shares]; ii) convertible securities; iii) additional convertible securities issued pursuant to adjustments; or iv) Shares arising from the conversion of the securities in (ii) and (iii)  above, [whether by way of rights, bonus, or otherwise or pursuant to any offer, agreement or option made

		Management	For	For

or granted by the Directors during the continuance of this authority which would or might require shares or convertible securities to be issued during the continuance of this authority or thereafter] at any time, to such persons, upon such terms and conditions and for such purposes as the Directors may, in their absolute discretion, deem fit [notwithstanding that the authority conferred by this Ordinary Resolution may have ceased to be in force], provided that: the aggregate number of shares and convertible securities to be issued pursuant to this Ordinary Resolution [including Shares to be issued in pursuance of convertible securities made or granted pursuant to this Ordinary Resolution] does not 1] in the case of a renounceable rights issue, exceed 100% of the total number of issued shares [excluding treasury shares] in the capital of the Company [as calculated in accordance with subparagraph (b) below] [‘Issued Shares’]; and 2] in all other cases, exceed 50% of the total number of Issued Shares provided that the aggregate number of Shares to be issued other than on a pro rata basis to Shareholders of the Company [including Shares to be issued in pursuance of instruments made or granted pursuant to this Ordinary Resolution] does not exceed 20% of the total number of Issued Shares; b) [subject to such other manner of calculation as may be prescribed by the SGX-ST] for the purpose of determining the aggregate number of Shares that may be Issued under (a) above, the percentage of Issued Shares shall be based on the total number of issued shares [excluding Treasury Shares] in the capital of the Company at the time of the passing of this Ordinary Resolution, after adjusting for: 1] new shares arising from the conversion or exercise of convertible securities; 2] [where applicable] new shares arising from exercising share options or vesting of Share awards outstanding or subsisting at the time this Ordinary Resolution is passed, provided the options or awards were granted in compliance with the Listing Requirements; and 3] any subsequent bonus issue, consolidation or subdivision of Shares; c) in exercising the authority conferred by this Ordinary Resolution, the Company complies with the Listing Requirements [unless such compliance has been waived by the SGX-ST] and the existing Articles of Association of the Company; and [Authority expires until the conclusion of the next AGM of the Company or the date by which the next AGM of the Company is required by law to be held, whichever is the earlier]

HONGKONG LD HLDGS LTD

Security	G4587L109	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	06-May-2009

ISIN	BMG4587L1090	Agenda	701894859 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the financial statements and the Independent Auditor’s report for the YE 31 DEC 2008 and declare a final dividend	Management	For	For

2.	Re-elect Mr. Mark Greenberg as a Director	Management	For	For

3.	Re-elect Mr. R.C. Kwok as a Director	Management	For	For

4.	Re-elect Lord Powell of Bayswater as a Director	Management	For	For

5.	Re-elect Mr. Percy Weatherall as a Director	Management	For	For

6.	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For

7.

Authorize the Directors during the relevant period, for the purposes of this resolution, relevant period being the period from the passing of this resolution until the earlier of the conclusion of the next AGM, or the expiration of the period within which such meeting is required by law to be held, or the revocation or variation of this resolution by an ordinary resolution of the shareholders of the Company in general meeting, of all powers of the Company to allot or issue shares and to make and grant offers, agreements and options which would or might require shares to be allotted, issued or disposed of during or after the end of the relevant period up to an aggregate nominal amount of USD 75.0 million, and the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted wholly for cash, whether pursuant to an option or otherwise, by the Directors pursuant to the approval in this resolution, otherwise than pursuant to a rights issue, for the purposes of this resolution, rights issue being an offer of shares or other securities to holders of shares or other securities on the register on a fixed record date in proportion to their then holdings of such shares or other securities or otherwise in accordance with the rights attaching thereto, subject to such exclusions or other arrangements as the Directors may deem necessary or expedient in relation to fractional entitlements or legal or practical problems under the laws of, or the requirements of any recognized regulatory body or any stock exchange in, any territory, or upon conversion of the USD 400,000,000 2.75% guaranteed convertible bonds convertible into fully paid shares of the company, shall not exceed USD 11.2 million, and the said approval shall be limited accordingly

		Management	For	For

8.

Authorize the Directors of all powers of the Company to purchase its own shares, subject to and in accordance with all applicable laws and regulations, during the relevant period, for the purposes of this resolution, relevant period being the period from the passing of this resolution until the earlier of the conclusion of the next AGM, or the expiration of the period within which such meeting is required by law to be held, or the revocation or variation of this resolution by an ordinary resolution of the shareholders of the Company in general meeting, and the aggregate nominal amount of shares of the Company which the company may purchase pursuant to the approval in this resolution

		Management	For	For

shall be less than 15% of the aggregate nominal amount of the existing issued share capital of the Company at the date of this meeting, and such approval shall be limited accordingly, and where permitted by applicable laws and regulations and subject to the limitation in this resolution, extend to permit the purchase of shares of the Company, i, by subsidiaries of the company and, ii, pursuant to the terms of put warrants or financial instruments having similar effect, put warrants, whereby the Company can be required to purchase its own shares, provided that where put warrants are issued or offered pursuant to a rights issue, as defined in resolution 7, the price which the Company may pay for shares purchased on exercise of put warrants shall not exceed 15% more than the average of the market quotations for the shares for a period of not more than 30 nor less than the five dealing days falling one day prior to the date of any public announcement by the company of the proposed issue of put warrants

AEON MALL CO.,LTD.

Security	J10005106	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	13-May-2009

ISIN	JP3131430005	Agenda	701930263 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulaions	Management	For	For

2.1	Appoint a Director	Management	For	For

2.2	Appoint a Director	Management	For	For

2.3	Appoint a Director	Management	For	For

2.4	Appoint a Director	Management	For	For

2.5	Appoint a Director	Management	For	For

2.6	Appoint a Director	Management	For	For

2.7	Appoint a Director	Management	For	For

2.8	Appoint a Director	Management	For	For

2.9	Appoint a Director	Management	For	For

2.10	Appoint a Director	Management	For	For

2.11	Appoint a Director	Management	For	For

2.12	Appoint a Director	Management	For	For

2.13	Appoint a Director	Management	For	For

3	Appoint a Corporate Auditor	Management	For	For

HYSAN DEVELOPMENT CO LTD

Security	Y38203124	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	18-May-2009

ISIN	HK0014000126	Agenda	701875063 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and approve the statement of accounts for the YE 31 DEC 2008 together with the reports of the Directors and Auditor thereon	Management	For	For

2.	Declare a final dividend [together with a scrip alternative] for the YE 31 DEC 2008	Management	For	For

3.i	Re-elect Dr. Geoffrey Meou-tsen Yeh as a Director	Management	For	For

3.ii	Re-elect Mr. Fa-Kuang Hu as a Director	Management	For	For

3.iii	Re-elect Mr. Hans Michael Jebsen as a Director	Management	For	For

3.iv	Re-elect Dr. Deanna Ruth Tak Yung Rudgard as a Director	Management	For	For

4.	Re-appoint Messrs. Deloitte Touche Tohmatsu as the Auditor and authorize the Directors to fix their remuneration	Management	For	For

5.

Authorize the Directors, subject to this resolution, to exercise all the powers of the Company to allot, issue and dispose of additional shares in the Company and to make or grant offers, agreements, options, warrants or other securities which would or might require the exercise of such powers during and after the end of the relevant period; approve the aggregate nominal value of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to a share option or otherwise] by the Directors, otherwise than pursuant to: i) rights issue, or ii) any share option scheme or similar arrangement for the time being adopted for the grant or issue to the eligible participants of shares or rights to acquire shares of the Company or iii) any scrip dividend or similar arrangement pursuant to the Articles of Association of the Company from time to time, shall not exceed 10% where the shares are to be allotted wholly for cash, and in any event 20%, of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this resolution and the said mandate shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]

		Management	For	For

6.

Authorize the Directors to exercise during the relevant period all the powers of the Company to purchase or otherwise acquire shares of HKD 5.00 each in the capital of the Company in accordance with all applicable Laws and the requirements of the Listing Rules, provided that the aggregate nominal amount of shares so purchased or otherwise acquired shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing of this resolution, and the said mandate shall be limited accordingly; [Authority expires earlier at the conclusion of the next AGM of the meeting or the expiration of the period within which the next AGM of the Company is required by Law to be held]

		Management	Against	Against

S.7	Amend the Article 77A of the Articles of Association of the Company	Management	For	For

CHINA OVERSEAS LD & INVT LTD

Security	Y15004107	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	27-May-2009

ISIN	HK0688002218	Agenda	701919740 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the CSCECL Group Engagement Agreement and the transactions contemplated thereunder and the implementation thereof; the CSCECL Construction Engagement Cap for the period between 01 JUN 2009 and 31 MAY 2012; and authorize any one Director of the Company for and on behalf of the Company to execute all such other documents, instruments and agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated in the CSCECL Group Engagement Agreement and the transactions contemplated thereunder including the affixing of Common Seal thereon

		Management	For	For

2.

Approve the CSC Group Engagement Agreement and the transactions contemplated thereunder and the implementation thereof; the CSC Construction Engagement Cap for the period between 01 JUL 2009 and 30 JUN 2012; and authorize any one Director of the Company and on behalf of the Company to execute all such other documents, instruments and agreements and to do all such acts or things deemed by him to be incidental to, ancillary to or in connection with the matters contemplated in the CSC Group Engagement Agreement and the transactions contemplated thereunder including the affixing of Common Seal thereon

		Management	For	For

CHINA OVERSEAS LD & INVT LTD

Security	Y15004107	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	27-May-2009

ISIN	HK0688002218	Agenda	701919752 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive and adopt the audited financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2008	Management	For	For

2.a	Re-elect Mr. Chen Bin as a Director	Management	For	For

2.b	Re-elect Mr. Zhu Yijian as a Director	Management	For	For

2.c	Re-elect Mr. Luo Liang as a Director	Management	For	For

2.d	Re-elect Dr. Li Kwok Po, David as a Director	Management	For	For

2.e	Re-elect Dr. Fan Hsu Lai Tai, Rita as a Director	Management	For	For

3.	Authorize the Board to fix the remuneration of the Directors	Management	For	For

4.	Declare of a final dividend for the YE 31 DEC 2008 of HKD 7 cents per share	Management	For	For

5.	Re-appoint Deloitte Touche Tohmatsu as the Auditors and authorize the Board to fix their remuneration	Management	For	For

6.

Authorize the Directors of the Company, subject to this Resolution, to purchase shares in the capital of the Company during the relevant period, on The Stock Exchange of Hong Kong Limited [the Stock Exchange] or any other stock exchange recognized for this purpose by the Securities and Futures Commission of Hong Kong and the Stock Exchange under the Hong Kong Code on Share Repurchases, not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this Resolution; [Authority expires at the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company and/or the Companies Ordinance [Chapter 32 of the Laws of Hong Kong] to be held]

		Management	For	For

7.

Authorize the Directors of the Company, subject to this Resolution, pursuant to Section 57B of the Companies Ordinance [Chapter 32 of the Laws of Hong Kong] to allot, issue and deal with additional shares in the capital of the Company and to make or grant offers, agreements, options and rights of exchange during the relevant period, not exceeding the aggregate of a) 20% of the share capital of the Company; and b) the nominal amount of share capital repurchased [up to 10% of the aggregate nominal amount of the share capital], otherwise than pursuant to i) a rights issue; or ii) the exercise of subscription or conversion rights under the terms of any bonds or securities which are convertible into shares of the Company; or iii) any option scheme or similar arrangement for the time being adopted for the grant or issue to Directors and/or employees of the Company and/or any of its subsidiaries of shares or rights to acquire shares of the Company; or iv) any scrip

		Management	For	For

dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company; [Authority expires the earlier of the conclusion of the next AGM or the expiration of the period within which the next AGM is to be held by Articles of Association and/or Companies Ordinance [Chapter 32 of the Laws of Hong Kong] to be held]

8.

Approve, conditional upon the passing of the Resolutions 6 and 7, to extend the general mandate granted to the Directors of the Company pursuant to the Resolution 7, by an amount representing the aggregate nominal amount of share capital of the Company purchased by the Company under the authority granted pursuant to the Resolution 6, provided that such amount shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this Resolution

	Management	For	For

CHINA RESOURCES LAND LTD

Security	G2108Y105	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	03-Jun-2009

ISIN	KYG2108Y1052	Agenda	701928890 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the audited financial statements and the Directors’ report and the Independent Auditor’s report for the YE 31 DEC 2008	Management	For	For

2.	Declare a final dividend	Management	For	For

3.1	Re-elect Mr. Wang Yin as a Director	Management	For	For

3.2	Re-elect Mr. Yan Biao as a Director	Management	For	For

3.3	Re-elect Mr. Ding Jiemin as a Director	Management	For	For

3.4	Re-elect Mr. Ho Hin Ngai as a Director	Management	For	For

3.5	Re-elect Mr. Yan Y Andrew as a Director	Management	For	For

3.6	Re-elect Mr. Wan Kam To, Peter as a Director	Management	For	For

3.7	Approve to fix the remuneration of the Directors	Management	For	For

4.	Re-appoint the Auditors and authorize the Directors to fix their remuneration	Management	For	For

5.

Authorize the Directors of the Company, subject to this resolution, to repurchase shares of HKD 0.10 each in the capital of the Company on the Stock Exchange of Hong Kong Limited [the Stock Exchange] or on any other Stock Exchange on which the securities of the Company may be listed and recognized by the Securities and Futures Commission of Hong Kong and the Stock Exchange for this purpose, subject to and in accordance with all applicable laws and the requirements of the Rules Governing the Listing of Securities on the Stock Exchange or of any other Stock Exchange as amended from time to time, generally and unconditionally; the aggregate nominal amount of shares of the Company which the Directors of the Company are authorized to repurchase pursuant to this resolution shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of this resolution and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]

		Management	For	For

6.

Authorize the Directors of the Company, subject to this resolution, to allot, issue and deal with additional shares of HKD 0.10 each in the capital of the Company and to make or grant offers, agreements and options [including bonds, warrants and debentures convertible into shares of the Company] which would or might require the exercise of such power be and generally and unconditionally to make or grant offers, agreements and options [including bonds, warrants and debentures convertible into shares of the Company] which would or might require the exercise of such power after the end of the relevant period; the aggregate nominal amount of share capital allotted or agreed conditionally or unconditionally to be allotted [whether pursuant to an option or otherwise] and issued by the Directors of the Company pursuant

		Management	For	For

to this resolution, otherwise than i) a rights issue [as specified]; ii) an issue of shares under any option scheme or similar arrangement for the time being adopted for the grant or issue of shares or rights to acquire shares of the Company; iii) an issue of shares upon the exercise of the subscription or conversion rights under the terms of any warrants or any securities of the Company which are convertible into shares of the Company; or iv) an issue of shares as scrip dividends pursuant to the Articles of Association of the Company from time to time, shall not exceed 20% of the aggregate nominal amount of the issued share capital of the Company as at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]

7.

Authorize the Directors of the Company, subject to the passing of the Resolution 5 and 6 as specified in this meeting, to allot, issue and deal with additional shares pursuant to Resolution 6 as specified in this meeting be and is hereby extended by the addition thereto of an amount representing the aggregate nominal amount of shares in the capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 5 as specified in this meeting, provided that such amount of shares so repurchased shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company as at the date of the said resolution

	Management	For	For

SHUI ON LD LTD

Security	G81151113	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	04-Jun-2009

ISIN	KYG811511131	Agenda	701933853 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2008	Management	For	For

2.	Declare a final dividend	Management	For	For

3.a	Re-elect Mr. Vincent H. S. Lo as a Director	Management	For	For

3.b	Re-elect Sir John R. H. Bond as a Director	Management	For	For

3.c	Re-elect Dr. Edgar W. K. Cheng as a Director	Management	For	For

3.d	Re-elect Dr. Roger L. McCarthy as a Director	Management	For	For

3.e	Authorize the Board of Directors to fix the Directors’ remuneration	Management	For	For

4.	Re-the appoint Auditors and authorize the Board of Directors to fix their remuneration	Management	For	For

5.a

Authorize the Directors of the Company, in addition to any other authorizations given to the Directors, to allot, issue and deal with additional shares of the Company [the “Shares”] or securities convertible into Shares, or options, warrants or similar rights to subscribe for any Shares, and to make or grant offers, agreements and options which might require the exercise of such powers, provided that the aggregate nominal amount of share capital of the Company allotted [whether pursuant to an option or otherwise] and issued by the Directors shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution, otherwise than pursuant to: [i] a Rights Issue; [ii] the exercise of the rights of subscription or conversion attaching to any warrants issued by the Company or any securities which are convertible into Shares; [iii] the exercise of any options granted under any Share Option Scheme adopted by the Company or similar arrangement; [iv] any scrip dividend or similar arrangement [Authority expires the earlier of the conclusion of the next AGM of the Company and the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws of the Cayman Islands and other relevant jurisdiction to be held]

		Management	For	For

5.b

Authorize the Directors to repurchase Shares on The Stock Exchange of Hong Kong Limited [the “Stock Exchange”] or on any other Stock Exchange on which the Shares may be listed and recognized for this purpose by the Securities and Futures Commission of Hong Kong and the Stock Exchange, subject to and in accordance with all applicable laws and regulations, provided that the aggregate nominal amount of the Shares which may be repurchased by the Company shall not exceed 10% of the

		Management	For	For

aggregate nominal amount of the share capital of the Company in issue at the date of passing of this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company and the expiration of the period within which the next AGM of the Company is required by the Articles of Association of the Company or any applicable laws of the Cayman Islands or other relevant jurisdiction to be held]

5.c

Approve to extend the authority given to the Directors to allot, issue or otherwise deal with securities of the Company pursuant to Resolution 5A by the addition thereto an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to Resolution 5B, provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing of this resolution

	Management	For	For

6.

Approve, subject to and conditional upon the Listing Committee of the Stock Exchange granting and agreeing to grant listing of, and permission to deal in, the Bonus Shares: a sum of USD1,046,399.29 being part of the amount standing to the credit of share premium account of the Company, or such larger sum as may be necessary to give effect to the bonus issue of shares pursuant to this resolution, be capitalized and authorize Directors to apply such sum in paying up in full at par not less than 418,559,717 unissued shares [“Bonus Shares”] of USD 0.0025 each in the capital of the Company, and that such Bonus Shares shall be allotted and distributed, credited as fully paid up, to and amongst those shareholders whose names appear on the register of Members of the Company on 04 JUN 2009 [the “Record Date”] on the basis of one Bonus Share for every ten existing issued shares of USD0.0025 each in the capital of the Company held by them respectively on the Record Date; the shares to be issued pursuant to this resolution shall, subject to the Memorandum and Articles of Association of the Company, rank pari passu in all respects with the shares of USD 0.0025 each in the capital of the Company in issue on the Record Date, except that they will not rank for the bonus issue of shares mentioned in this resolution and for any dividend declared or recommended by the Company in respect of the FYE 31 DEC 2008; and to authorize the Directors to do all acts and things as any be necessary and expedient in connection with the allotment and issue of the Bonus Shares, including, but not limited to, determining the amount to be capitalized out of share premium account and the number of Bonus Shares to be allotted and distributed in the manner referred to in this resolution

	Management	For	For

WHARF HLDGS LTD

Security	Y8800U127	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	05-Jun-2009

ISIN	HK0004000045	Agenda	701921771 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Receive the financial statements and the reports of the Directors and the Auditors for the YE 31 DEC 2008	Management	For	For

2.	Declare a final dividend for the YE 31 DEC 2008	Management	For	For

3.A	Re-elect Mr. Peter K. C. Woo, as a Director	Management	For	For

3.B	Re-elect Mr. Stephen T. H. Ng as a Director	Management	For	For

3.C	Re-elect Ms. Doreen Y. F. Lee as a Director	Management	For	For

3.D	Re-elect Mr. Paul Y. C. Tsui as a Director	Management	For	For

3.E	Re-elect Mr. Hans Michael Jebsen as a Director	Management	For	For

3.F	Re-elect Mr. James E. Thompson as a Director	Management	For	For

4.	Re-appoint KPMG as the Auditors of the Company and authorize the Directors to fix their remuneration	Management	For	For

5.

Authorize the Directors of the Company, subject to this Resolution, to purchase shares in the capital of the Company, during the relevant period, the aggregate nominal amount of shares which may be purchased on the Stock Exchange of Hong Kong Limited or any other stock exchange recognized for this purpose by the securities and futures Commission and the Stock Exchange of Hong Kong Limited under the Code on share repurchases pursuant to the approval, shall not exceeding 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this resolution; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]

		Management	For	For

6.

Authorize the Directors of the Company, subject to this Resolution, to allot, issue and deal with additional shares in the Capital of the Company and to make or grant offers, agreements, warrants, options and other securities during and after the relevant period, the aggregate nominal amount of the share capital of the Company in issue as at the date of this resolution, otherwise than pursuant to: [i] a Rights Issue [as specified], or [ii] any scrip dividend or similar arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company, shall not exceed the aggregate of: 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution; plus [if the Directors are so authorized by a separate ordinary resolution of the shareholders of the Company] the nominal amount of share

		Management	For	For

capital of the Company repurchased by the Company subsequent to the passing of this Resolution [up to a maximum equivalent to 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution]; [Authority expires the earlier of the conclusion of the next AGM of the Company or the expiration of the period within which the next AGM of the Company is required by Law to be held]

7.

Approve, the general mandate granted to the Directors of the Company to exercise the powers of the Company to allot, issue and deal with any additional shares of the Company pursuant to ordinary Resolution 6, by the addition thereto of an amount representing the aggregate nominal amount of the share capital of the Company repurchased by the Company under the authority granted pursuant to ordinary Resolution 5, provided that such extended amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution

	Management	For	For

SOHO CHINA LTD

Security	G82600100	Meeting Type	ExtraOrdinary General Meeting

Ticker Symbol		Meeting Date	16-Jun-2009

ISIN	KYG826001003	Agenda	701984165 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve that, the Supplemental Agreement dated 15 MAY 2009 [the “Agreement”, as specified] entered into between Pan Shiyi, Yan Yan, Beijing Danshi Investment Management Company Limited, SOHO China [BVI-9] Limited, Beijing Redstone Jianwai Real Estate Development Co. Ltd. and the Company and as specified, pursuant to which the parties thereto has conditionally agreed to restructure the arrangements in relation to the Tiananmen South [Qianmen] Project, and all transactions contemplated thereunder; and authorize any 1 Director of the Company for and on behalf of the Company to execute all such documents, instruments, agreements and deeds and to do all such acts, matters and things as he/she may in his/her absolute discretion consider necessary or desirable for the purpose of and in connection with the implementation of the Agreement and the transactions contemplated thereunder and to agree to such variations of the terms of the Agreement as he/she may in his/her absolute discretion consider necessary or desirable

		Management	For	For

NTT URBAN DEVELOPMENT CORPORATION

Security	J5940Z104	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	18-Jun-2009

ISIN	JP3165690003	Agenda	701977463 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve Appropriation of Retained Earnings	Management	For	For

2.	Amend Articles to: Expand Business Lines, Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations	Management	For	For

3.	Appoint a Director	Management	For	For

4.1	Appoint a Corporate Auditor	Management	For	For

4.2	Appoint a Corporate Auditor	Management	For	For

4.3	Appoint a Corporate Auditor	Management	For	For

MITSUBISHI ESTATE COMPANY, LIMITED

Security	J43916113	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	26-Jun-2009

ISIN	JP3899600005	Agenda	701988113 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve Appropriation of Retained Earnings	Management	For	For

2.	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the Other Updated Laws and Regulations	Management	For	For

3.1	Appoint a Director	Management	For	For

3.2	Appoint a Director	Management	For	For

3.3	Appoint a Director	Management	For	For

3.4	Appoint a Director	Management	For	For

3.5	Appoint a Director	Management	For	For

3.6	Appoint a Director	Management	For	For

3.7	Appoint a Director	Management	For	For

3.8	Appoint a Director	Management	For	For

3.9	Appoint a Director	Management	For	For

3.10	Appoint a Director	Management	For	For

3.11	Appoint a Director	Management	For	For

3.12	Appoint a Director	Management	For	For

3.13	Appoint a Director	Management	For	For

3.14	Appoint a Director	Management	For	For

4.	Appoint a Corporate Auditor	Management	For	For

MITSUI FUDOSAN CO., LTD.

Security	J4509L101	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	26-Jun-2009

ISIN	JP3893200000	Agenda	701988101 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	Approve Appropriation of Retained Earnings	Management	For	For

2.	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the Other Updated Laws and Regulations	Management	For	For

3.1	Appoint a Director	Management	For	For

3.2	Appoint a Director	Management	For	For

3.3	Appoint a Director	Management	For	For

3.4	Appoint a Director	Management	For	For

3.5	Appoint a Director	Management	For	For

3.6	Appoint a Director	Management	For	For

3.7	Appoint a Director	Management	For	For

3.8	Appoint a Director	Management	For	For

3.9	Appoint a Director	Management	For	For

3.10	Appoint a Director	Management	For	For

3.11	Appoint a Director	Management	For	For

4.	Approve Payment of Bonuses to Directors	Management	For	For

SUMITOMO REALTY & DEVELOPMENT CO.,LTD.

Security	J77841112	Meeting Type	Annual General Meeting

Ticker Symbol		Meeting Date	26-Jun-2009

ISIN	JP3409000001	Agenda	701988529 - Management

Item	Proposal	Type	Vote	For/Against Management

1	Approve Appropriation of Retained Earnings	Management	For	For

2	Amend Articles to: Approve Minor Revisions Related to Dematerialization of Shares and the other Updated Laws and Regulations	Management	For	For

3.1	Appoint a Director	Management	For	For

3.2	Appoint a Director	Management	For	For

3.3	Appoint a Director	Management	For	For

3.4	Appoint a Director	Management	For	For

3.5	Appoint a Director	Management	For	For

3.6	Appoint a Director	Management	For	For

3.7	Appoint a Director	Management	For	For

3.8	Appoint a Director	Management	For	For

3.9	Appoint a Director	Management	For	For

4.1	Appoint a Corporate Auditor	Management	For	For

4.2	Appoint a Corporate Auditor	Management	For	For

4.3	Appoint a Corporate Auditor	Management	For	For

ASCENDAS REAL ESTATE INVESTMENT TRUST

Security	Y0205X103	Meeting Type	Ordinary General Meeting

Ticker Symbol		Meeting Date	30-Jun-2009

ISIN	SG1M77906915	Agenda	702016949 - Management

Item	Proposal	Type	Vote	For/Against Management

1.

Approve the issue of new units in A-REIT [Units] and/or convertible securities or other instruments [including but not limited to warrants] which may be convertible into Units [Convertible Securities] for the 12 month period from 30 JUN 2009, being the date of the meeting of the unitholders of A-REIT [Unitholders] held on 30 JUN 2009 [the Unitholders’ Meeting], to 30 JUN 2010, such that the number of new Units issued [and/or Units into which the convertible securities may be converted] does not exceed 50.0% of the number of Units in issue as at 30 JUN 2009, being the date of the Unitholders’ Meeting [the Base Figure], of which the aggregate number of new units issued [and/or Units into which the convertible securities may be converted], where the Units and/or convertible securities are issued other than on a pro rata basis to existing unitholders, must not be more than 20.0% of the base figure [the General Mandate]; pursuant to the general mandate, Ascendas Funds Management’s Limited, as Manager of A-REIT [the Manager], may issue units arising from the conversion of the convertible securities notwithstanding that the general mandate may have ceased to be in force at the time the units are to be issued; where the terms of the issue of the convertible securities provide for adjustment to the number of convertible securities in the event of rights, bonus or other capitalization issues or any other events, the Manager may issue additional convertible securities notwithstanding that the general mandate may have ceased to be in force at the time the convertible securities are issued; and authorize the Manager, any Director of the Manager [the Director] and HSBC Institutional Trust Services [Singapore] Limited, as Trustee of A-REIT [the Trustee] to complete and do all such acts and things [including executing all such documents as may be required] as the Manager, such Director or, as the case may be, the Trustee may consider expedient or necessary or in the interests of A-REIT to give effect to the general mandate

		Management	For	For

E.2

Approve to supplement the Trust deed dated 09 OCT 2002 constituting A-REIT [as amended] with the Issue Price Supplement for the purpose of allowing the Manager to issue Units at the VWAP for the period of between 10 Business Days to 30 Business Days if the Manager reasonably believes that the VWAP for the period of 10 Business Days immediately preceding the date of issue of the Units does not provide a fair reflection of the market price of a Unit and a longer VWAP period will better reflect the fair market price of the Unit in the manner as specified; and authorize the Manager, any Director and the Trustee to complete and do all such acts and things [including executing all such documents as may be required] as the Manager, such Director or, as the case may be, the Trustee may consider expedient or necessary or in the interests of A-REIT to give effect to the Issue Price Supplement

		Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Old RMR Asia Pacific Real Estate Fund

/s/ Adam D. Portnoy	/s/Mark L. Kleifges
Adam D. Portnoy	Mark L. Kleifges
President	Treasurer

Date: August 19, 2009